UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho                 2/13/2008
--------------------------     --------------------            ----------------
       [Signature]             [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $433,883
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE

                                                    FORM 13F INFORMATION TABLE

                                                        Sun Valley Gold LLC
                                                         December 31, 2007

COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE    SHARED NONE
ANGLOGOLD ASHANTI LTD        SPONSORED ADR      035128206    12,899     301,300   SH           SOLE     NONE      301,300
APEX SILVER MINES LTD        ORD                G04074103    10,037     658,596   SH           SOLE     NONE      658,596
AURIZON MINES LTD            COM                05155P106    10,229   2,630,200   SH           SOLE     NONE    2,630,200
BARRICK GOLD CORP            COM                067901108    26,319     625,900   SH           SOLE     NONE      625,900
BARRICK GOLD CORP            COM                067901108    29,435       7,000        PUT     SOLE     NONE        7,000
COEUR D ALENE MINES CORP IDA COM                192108108     2,470     500,000   SH           SOLE     NONE      500,000
ELDORADO GOLD CORP NEW       COM                284902103     1,219     208,000   SH           SOLE     NONE      208,000
GAMMON GOLD INC              COM                36467T106    12,171   1,531,000   SH           SOLE     NONE    1,531,000
GOLD FIELDS LTD NEW          SPONSORED ADR      38059T106    20,599   1,450,638   SH           SOLE     NONE    1,450,638
GOLD FIELDS LTD NEW          SPONSORED ADR      38059T106    24,140      17,000       CALL     SOLE     NONE       17,000
GOLD FIELDS LTD NEW          SPONSORED ADR      38059T106       675         475        PUT     SOLE     NONE          475
GOLDCORP INC NEW             COM                380956409    16,957     499,775   SH           SOLE     NONE      499,775
GOLDCORP INC NEW             COM                380956409    74,188      21,865        PUT     SOLE     NONE       21,865
GOLDEN STAR RES LTD CDA      COM                38119T104     2,054     650,000   SH           SOLE     NONE      650,000
HARMONY GOLD MNG LTD         SPONSORED ADR      413216300     4,316     418,600   SH           SOLE     NONE      418,600
HECLA MNG CO                 COM                422704106    14,108   1,508,837   SH           SOLE     NONE    1,508,837
HECLA MNG CO                 COM                422704106     6,733       7,200        PUT     SOLE     NONE        7,200
IMA EXPLORATION INC          COM                449664101       697   1,652,000   SH           SOLE     NONE    1,652,000
IAMGOLD CORP                 COM                450913108    10,582   1,301,585   SH           SOLE     NONE    1,301,585
JAGUAR MNG INC               COM                47009M103     6,751     555,700   SH           SOLE     NONE      555,700
KIMBER RES INC               COM                49435N101     2,013   2,536,200   SH           SOLE     NONE    2,536,200
KINROSS GOLD CORP            COM NO PAR         496902404    14,913     810,465   SH           SOLE     NONE      810,465
KINROSS GOLD CORP            COM NO PAR         496902404    14,899       8,097        PUT     SOLE     NONE        8,097
MARKET VECTORS ETF TR        GOLD MINER ETF     57060U100    16,774     366,000   SH           SOLE     NONE      366,000
MARKET VECTORS ETF TR        GOLD MINER ETF     57060U100    27,498       6,000       CALL     SOLE     NONE        6,000
METALLICA RES INC            COM                59125J104     5,342     995,438   SH           SOLE     NONE      995,438
MINEFINDERS LTD              COM                602900102     5,678     503,588   SH           SOLE     NONE      503,588
NEW GOLD INC CDA             COM                644535106     5,156   1,012,900   SH           SOLE     NONE    1,012,900
NOVAGOLD RES INC             COM NEW            64512874        950     116,400   SH           SOLE     NONE      116,400
PAN AMERICAN SILVER CORP     COM                697900108     2,291      65,600   SH           SOLE     NONE       65,600
PAN AMERICAN SILVER CORP     COM                697900108    14,926       4,273        PUT     SOLE     NONE        4,273
SILVER WHEATON CORP          COM                828336107     1,308      77,500   SH           SOLE     NONE       77,500
STILLWATER MNG CO            COM                86074Q102    12,715   1,316,232   SH           SOLE     NONE    1,316,232
STREETTRACKS GOLD TR         GOLD SHS           863307104    22,841     277,000   SH           SOLE     NONE      277,000


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